GMO U.S. Treasury Fund Annual Fund Operating Expenses - GMO U.S. Treasury Fund	Feb. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027June 30, 2027
Class VI
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%	[1]
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.12%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.09%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%	[1]
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.12%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.09%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%	[1]
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.27%
Fee Waiver or Reimbursement	(0.03%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.24%

[1]	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[2]	Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I's initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.15% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.